Long-Term Debt, Excluding Current Maturities	12 Months Ended
Dec. 31, 2013
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term Debt, Excluding Current Maturities
Note 8 - Long-term Debt, Excluding Current Maturities

Banks and others

	Annual
	interest rate at
	December 31	December 31
	2013	2013	2012
	%
Linkage terms
U.S. dollar	5.89 - 8.56	615	1,133
NIS - not linked	6	225	-
Euro	2.17 - 3.86	454	95
NIS - linked to the Prime rate	P+0.9	68	980
U.S. dollar linked to Libor	4-4.5	720	-

		2,082	2,208
Less - current maturities (banks and others)		(670)	(1,480)

		1,412	728

Minimum future payments at December 31, 2013 due under the long-term debt is as follows:

Long-term
Loan
First year	670
Second year	545
Third year and thereafter	867

2,082

Long-term debt (excluding current maturities) includes capital leases in the amounts of $892 and $650 for the years ended December 31, 2013 and 2012, respectively.

For the year ended December 31, 2013 and onward, the Company's banks require the Company to maintain certain financial covenants. In April 2014, the Company signed a new financial undertakings letter, effective for the financial statements for the year ended December 31, 2013 and onward, pursuant to which it is required to maintain: (i) adjusted shareholders' equity equal to the greater of $4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5.  For this purpose, adjusted shareholders' equity excludes certain intangible and other assets. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. As of December 31, 2013, the Company was in compliance with such covenants.

Financial covenants in respect of the Company's credit facilities and long-term debt with another bank require the Company to maintain the greater of shareholders' equity, excluding certain intangible assets and prepaid expenses (except insurance premiums), of NIS 10 million ($2.6 million), or 11% of the Parent's total assets (on a non-consolidated basis). As of December 31, 2013, the Company was in compliance with such covenants.

As part of the Company's discussions with the banks for obtaining new lines of credits, the financial covenants may be amended.

As to pledges securing the loans, see Note 10A.